12. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Deferred tax assets
	2016	2015	2014
Loss carryforwards	$661,000	$627,200	$956,000
Capital losses	5,000	5,000	5,000
Office equipment	12,500	12,500	12,500
Oil & Gas properties	2,222,000	1,691,000	2,133,900
Asset retirement obligation	83,300	76,700	63,000
Deferred tax asset	2,983,800	2,412,400	3,170,400

Less valuation allowance	(2,983,800)	(2,412,400)	(3,170,400)
Deferred tax asset recognized	$–	$–	$–

Effective income tax rate schedule
	2016	2015	2014
Statutory federal income tax rate	-25%	-25%	-25%
Change in valuation allowance	19%	-24%	1%
%Non-deductible stock-based compensation	0%	-1%	-149%
Non%-deductible change in fair value of derivative liability	-117%	107%	165%
Non-deductible accretion expense	1%	4%	4%
Effect of foreign exchange	122%	-61%	2%
Effect of change in income tax rate	0%	0%	2%
	0%	0%	0%